Provision In Lieu Of Income Taxes (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision In Lieu Of Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 923	$ 849	$ 774
Provision in lieu of income taxes at the U.S. federal statutory rate of 21% for 2019 and 2018 and 35% for 2017	194	178	163
Amortization of investment tax credits - net of deferred tax effect	(1)	(1)	(2)
Amortization of excess deferred taxes	(52)	(52)	(52)
Texas margin tax, net of federal tax benefit	19	18	17
Nontaxable gains on benefit plan investments	(3)	(2)	(2)
Other	(4)	(5)	(1)
Total provision in lieu of income taxes	$ 153	$ 136	$ 123
Effective rate	16.60%	16.00%	15.90%